Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATED STATEMENT OF CASH FLOW (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating cash flow	$ 91,738	$ 21,402
Capital expenditures	(36,165)	(36,222)
Contribution to equity-method investment	(13,102)	0
Net proceeds from sale of long-term assets	11,751	4,231
Investing activity with subsidiaries	0	0
Other, net	3,559	(2,800)
Investing cash flow	(33,957)	(34,791)
Issuance of long-term debt	429,415	0
Repayments of long-term debt and capital lease obligations	(412,646)	(12,636)
Borrowings under the ABL Revolver	36,590	0
Repayments of ABL Revolver	(36,590)	0
Borrowings under the Credit Facility Revolver	0	50,000
Repayments of the Credit Facility Revolver	(40,000)	(30,000)
Payments for debt modification and issuance costs	(13,810)	(2,368)
Financing activity with subsidiaries	0	0
Financing cash flow	(37,041)	4,996
Increase in cash and equivalents	20,740	(8,393)
Balance at beginning of period	51,026	45,261
Balance at end of period	71,766	36,868
Parent Company [Member]
Operating cash flow	(4,420)	0
Capital expenditures	0	0
Contribution to equity-method investment	0
Net proceeds from sale of long-term assets	1,819	0
Investing activity with subsidiaries	0	0
Other, net	0	0
Investing cash flow	1,819	0
Issuance of long-term debt	0
Repayments of long-term debt and capital lease obligations	0	0
Borrowings under the ABL Revolver	0
Repayments of ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0
Financing activity with subsidiaries	0	0
Financing cash flow	0	0
Increase in cash and equivalents	(2,601)	0
Balance at beginning of period	2,601	0
Balance at end of period	0	0
Subsidiary Issuer [Member]
Operating cash flow	30,523	(2,533)
Capital expenditures	(1,984)	(4,684)
Contribution to equity-method investment	0
Net proceeds from sale of long-term assets	0	0
Investing activity with subsidiaries	0	0
Other, net	0	14
Investing cash flow	(1,984)	(4,670)
Issuance of long-term debt	429,415
Repayments of long-term debt and capital lease obligations	(412,425)	(12,375)
Borrowings under the ABL Revolver	36,590
Repayments of ABL Revolver	(36,590)
Borrowings under the Credit Facility Revolver		50,000
Repayments of the Credit Facility Revolver	(40,000)	(30,000)
Payments for debt modification and issuance costs	(13,810)	(2,368)
Financing activity with subsidiaries	3,698	4,511
Financing cash flow	(33,122)	9,768
Increase in cash and equivalents	(4,583)	2,565
Balance at beginning of period	12,704	8,772
Balance at end of period	8,121	11,337
Guarantor Subsidiaries [Member]
Operating cash flow	11,469	21,488
Capital expenditures	(14,751)	(14,130)
Contribution to equity-method investment	0
Net proceeds from sale of long-term assets	7,222	1,308
Investing activity with subsidiaries	(3,786)	(8,709)
Other, net	0	162
Investing cash flow	(11,315)	(21,369)
Issuance of long-term debt	0
Repayments of long-term debt and capital lease obligations	(154)	(119)
Borrowings under the ABL Revolver	0
Repayments of ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0
Financing activity with subsidiaries	0	0
Financing cash flow	(154)	(119)
Increase in cash and equivalents	0	0
Balance at beginning of period	0	0
Balance at end of period	0	0
Non-Guarantor Subsidiaries [Member]
Operating cash flow	54,166	2,447
Capital expenditures	(19,430)	(17,408)
Contribution to equity-method investment	(13,102)
Net proceeds from sale of long-term assets	2,710	2,923
Investing activity with subsidiaries	0	0
Other, net	3,559	(2,976)
Investing cash flow	(26,263)	(17,461)
Issuance of long-term debt	0
Repayments of long-term debt and capital lease obligations	(67)	(142)
Borrowings under the ABL Revolver	0
Repayments of ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0
Financing activity with subsidiaries	88	4,198
Financing cash flow	21	4,056
Increase in cash and equivalents	27,924	(10,958)
Balance at beginning of period	35,721	36,489
Balance at end of period	63,645	25,531
Consolidation, Eliminations [Member]
Operating cash flow	0	0
Capital expenditures	0	0
Contribution to equity-method investment	0
Net proceeds from sale of long-term assets	0	0
Investing activity with subsidiaries	3,786	8,709
Other, net	0	0
Investing cash flow	3,786	8,709
Issuance of long-term debt	0
Repayments of long-term debt and capital lease obligations	0	0
Borrowings under the ABL Revolver	0
Repayments of ABL Revolver	0
Borrowings under the Credit Facility Revolver		0
Repayments of the Credit Facility Revolver	0	0
Payments for debt modification and issuance costs	0	0
Financing activity with subsidiaries	(3,786)	(8,709)
Financing cash flow	(3,786)	(8,709)
Increase in cash and equivalents	0	0
Balance at beginning of period	0	0
Balance at end of period	$ 0	$ 0